Investment in Life Insurance Policy, Net - Schedule of Investment in Life Insurance Policy, Net (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Investment in Life Insurance Policy, Net [Abstract]
Investment in life insurance policy	$ 1,555,526	$ 200,256	$ 1,564,333
Allowance for expect credit loss
Investment in life insurance policy, net	$ 1,555,526	$ 200,256	$ 1,564,333